Borrowings - Short-term Borrowings and Current Portion of Long-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	₩ 11,115,747	₩ 10,959,217
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	5,733,091	4,959,280
Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	85,892	69,160
Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	5,647,199	4,890,120
Current portion of long-term liabilities [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	5,382,656	5,999,937
Current portion of long-term liabilities [member] | Foreign currency exchangable bonds [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ 39,053	1,756,691
Bottom of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	May 2024
Maturity date	January 2025
Interest rate (%)	3.65%
Bottom of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	January 2024
Maturity date	January 2025
Interest rate (%)	0.40%
Bottom of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September 2009
Maturity date	January 2025
Interest rate (%)	0.19%
Bottom of range [member] | Current portion of long-term liabilities [member] | KB Securities co.,Ltd. and others [Member]
Disclosure of detailed information about borrowings [line items]
Issuance date	July 2015
Maturity date	January 2025
Interest rate (%)	1.68%
Top of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December 2024
Maturity date	December 2025
Interest rate (%)	7.50%
Top of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December 2024
Maturity date	December 2025
Interest rate (%)	62.00%
Top of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December 2024
Maturity date	December 2025
Interest rate (%)	6.69%
Top of range [member] | Current portion of long-term liabilities [member] | KB Securities co.,Ltd. and others [Member]
Disclosure of detailed information about borrowings [line items]
Issuance date	November 2023
Maturity date	December 2025
Interest rate (%)	5.81%
Top of range [member] | Current portion of long-term liabilities [member] | Foreign currency exchangable bonds [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September 2021
Maturity date	September 2026
Gross amount [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ 1,323,002	990,088
Gross amount [member] | Current portion of long-term liabilities [member] | KB Securities co.,Ltd. and others [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	4,024,084	3,255,375
Discount on debentures [member] | Current portion of long-term liabilities [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ (3,483)	₩ (2,217)